Submission	Jul. 14, 2026
Submission [Line Items]
Central Index Key	0001519881
Registrant Name	Ford Credit Auto Lease Two LLC
Registration File Number	333-287350
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES